Equity Equity, Net Earnings (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Schedule of Capitalization, Equity [Line Items]
Net Income (Loss) Attributable To Partners	[1]	$ 299	$ 263
General Partner
Schedule of Capitalization, Equity [Line Items]
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		94	89
Income (Loss) of General Partner Unit Issuance and Incentive Distribution Rights	[2]	40	0
Net Income (Loss) Attributable To Partners		119	89
Common
Schedule of Capitalization, Equity [Line Items]
Participating Securities, Distributed and Undistributed Earnings (Loss), Basic		220	153
Income (Loss) of General Partner Unit Issuance and Incentive Distribution Rights	[2]	(40)	0
Net Income (Loss) Attributable To Partners		180	$ 153
IDR/GP Transaction | General Partner
Schedule of Capitalization, Equity [Line Items]
Net Income (Loss) Attributable To Partners		$ 134

[1]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Total general partner earnings and limited partner earnings on common units for the nine months ended September 30, 2017 differ from the amounts recognized in equity as of September 30, 2017. The table above reconciles general and limited earnings calculated using the ownership structure in place after the WNRL Merger and IDR/GP Transaction to amounts recorded to equity as of September 30, 2017 by showing the earnings that were allocated to the general partner’s capital account based on the ownership structure in place for three months ended September 30, 2017.